EMPLOYEE STOCK BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK BENEFIT PLANS [Abstract]
EMPLOYEE STOCK BENEFIT PLANS
EMPLOYEE STOCK BENEFIT PLANS
        MJN 2009 Stock Award and Incentive Plan—The MJN 2009 Amended and Restated Stock Award and Incentive Plan (“Award and Incentive Plan”) provides for the grant of stock options, performance share awards, restricted stock units and other stock-based awards. Executive officers and other key employees of MJN, and non-employee directors and others who provide substantial services to MJN, are eligible to be granted awards under the Award and Incentive Plan. Twenty-five million shares of stock were approved and registered with the Securities and Exchange Commission (the “SEC”) for grants to participants under the Award and Incentive Plan. Shares used for awards assumed in an acquisition or combination will not count against the shares reserved under the Award and Incentive Plan. The shares reserved may be used for any type of award under the Award and Incentive Plan. Stock-based compensation expense is based on awards ultimately expected to vest. Forfeitures are estimated based on the historical experience of participants in the Award and Incentive Plan since its inception in February of 2009.
        MJN may grant options to purchase common stock at no less than 100% of the closing market price on the date the option is granted. Stock options generally become exercisable in installments of either 25% per year on each of the first through the fourth anniversaries of the grant date or 33% per year on each of the first through the third anniversaries of the grant date. Stock options have a maximum term of 10 years. Generally, MJN will issue shares for the stock option exercises from treasury stock, if available, or will issue new shares.
        MJN may also grant performance share awards, which are granted in the form of a target number of performance shares to be earned and have a three-year performance cycle consisting of three one-year performance periods. The performance share awards have annual goals set at the beginning of each performance period, at which time the awards are considered granted. The maximum payout is 200%. If targets are not met for a performance period, no payment is made under the plan for that annual period.
        MJN may also grant restricted stock units under the Award and Incentive Plan. Restrictions generally expire over a 1- to 5-year period from the date of grant. Stock-based compensation expense is recognized over the restricted period. A restricted stock unit is a right to receive stock at the end of the specified vesting period. A restricted stock unit has non-forfeitable rights to dividend equivalent payments and has no voting rights.
        MJN Stock Options—The fair value of stock options granted in 2013, 2012, and 2011 was estimated on the date of grant using the Black-Scholes option pricing model. No stock options with market conditions were granted in 2013, 2012 or 2011. The following assumptions were used in the valuations:

	2013	2012	2011
	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model
Expected volatility	27.0%	26.9%	26.7%
Risk-free interest rate	0.9%	1.2%	2.6%
Dividend yield	1.9%	1.6%	1.7%
Expected life	5.3 years	6.0 years	6.0 years

        The 2013 and 2012 expected volatility assumption required in the Black-Scholes model was calculated based principally on the Company’s historical volatility, and to a lesser extent, on implied volatility from publicly-traded options on the Company’s stock. As MJN has not yet accumulated six years of historical stock trading data, the full history of MJN over the period of February 2009 through December 2013 is used to calculate the expected volatility assumption required in the Black-Scholes model. The 2011 expected volatility assumption required in the Black-Scholes model was calculated based on an equal weighting between the Company’s historical volatility and implied volatility from publicly-traded options on the Company’s stock.
        The risk-free interest rate assumption in the Black-Scholes model is based upon the U.S. Treasury yield curve in effect at the time of grant. The dividend yield assumption is based on MJN’s expectation of dividend payouts. The expected life is based on the vesting period and the contractual term for each grant, or for each vesting tranche for awards with graded vesting. The selection of this approach was based on MJN’s assessment that this simplified method is appropriate given the terms of the stock option granted and given that there is not sufficient historical stock option exercise experience upon which to estimate expected terms.

        Stock option activities were as follows:

	Shares (in thousands)	Weighted Average Exercise Price of Shares	Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Balance—January 1, 2011	1,404	$34.36	8.6	$48.2
Granted	558	59.18
Exercised	(140)	31.65		$5.2
Forfeited or expired	(33)	45.03
Balance—December 31, 2011	1,789	42.12	8.1	$47.6
Granted	491	78.12
Exercised	(325)	35.60		$11.6
Forfeited or expired	(53)	57.50
Balance—December 31, 2012	1,902	52.11	7.7	$99.2
Granted	485	74.76
Exercised	(377)	36.06		$17.6
Forfeited or expired	(51)	73.57
Balance—December 31, 2013	1,959	60.12	7.4	$46.3
Vested—December 31, 2013	1,119	50.24	6.5	$37.5
Vested and expected to vest—December 31, 2013	1,940	59.98	7.4	$46.1

        The weighted-average grant date fair value of stock options granted is $15.08, $17.55 and $14.73 for 2013, 2012 and 2011 respectively.
        Cash proceeds received from options exercised during the years ended December 31, 2013, 2012 and 2011 were $13.6 million, $11.6 million and $4.5 million, respectively. The tax benefit realized from stock options exercised was $5.9 million in 2013, $4.8 million in 2012 and $1.8 million in 2011.
        At December 31, 2013, total unrecognized compensation cost related to stock options of $7.4 million is expected to be recognized over a weighted average period of 1.8 years.
        MJN Performance Share Awards—The fair value of performance share awards is based on the closing trading price of MJN’s stock on the date of the grant, discounted using the risk-free interest rate as the awards do not participate in dividends. Information related to performance share awards activity is summarized as follows:

Grant Date	Performance Cycle Measurement Date	Shares Granted and Earned (in thousands)	Weighted- Average Grant- Date Fair Value	Performance Shares Outstanding at December 31, 2013
February 27, 2013	Annually on 12/31	203	$72.30	143
March 2, 2012	Annually on 12/31	418	$67.22	197
March 2, 2011	Annually on 12/31	275	$57.03	79

        Shares granted and earned in the table above assumes 100% plan performance adjusted for the actual plan achievement level for completed performance periods. At December 31, 2013, total unrecognized compensation cost related to the performance share awards granted of $6.5 million is expected to be recognized over a weighted average period of 1.5 years.

        MJN Restricted Stock Units—The fair value of restricted stock units is determined based on the closing trading price of MJN’s common stock on the grant date. A summary of restricted stock unit activity is as follows:

	Shares (in thousands)	Weighted- Average Grant Date Fair Value
Nonvested restricted stock units—January 1, 2011	588	$35.15
Granted	134	59.40
Vested	(170)	44.44
Forfeited	(19)	40.39
Nonvested restricted stock units—December 31, 2011	533	38.09
Granted	146	76.98
Vested	(146)	32.28
Forfeited	(19)	47.57
Nonvested restricted stock units—December 31, 2012	514	50.24
Granted	133	74.85
Vested	(189)	39.14
Forfeited	(35)	62.68
Nonvested restricted stock units—December 31, 2013	423	61.59

        At December 31, 2013, total unrecognized compensation cost related to nonvested restricted stock units was $12.8 million and is expected to be recognized over a weighted average period of 2.5 years.
        Stock-Based Compensation Expense—The following table summarizes stock-based compensation expense related to MJN stock options, MJN performance share awards and MJN restricted stock units for the years ended December 31, 2013, 2012, and 2011:

	Years Ended December 31,
(In millions)	2013	2012	2011
Stock options	$6.5	$7.5	$5.9
Performance share awards	16.1	16.1	22.8
Restricted stock units	10.0	8.6	11.2
Total pre-tax stock-based compensation expense	$32.6	$32.2	$39.9
Net tax benefit related to stock-based compensation expense	$(11.4)	$(9.8)	$(14.1)

        Stock-based compensation expense was recognized in the consolidated statements of earnings as follows:

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Cost of products sold	$3.0	$3.0	$4.0
Selling, general and administrative	26.6	26.2	31.9
Research and development	3.0	3.0	4.0
Total stock-based compensation expense	$32.6	$32.2	$39.9

        There were no costs related to stock-based compensation that were capitalized.